Note 8 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016
Deferred tax assets	$ 0	$ 0
Deferred tax liabilities	0	0
Net deferred tax assets/(liabilities)	$ 0	$ 0